                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
                ------------------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                  10020
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of March 31, 2005 is as follows:

                                                                                       NUMBER OF    DIVIDENDS,
                                                                                         SHARES,    INTEREST &
                                % OF                                                   PRINCIPAL/    REALIZED
                             CONTROLLED                  NAME OF ISSUE OR NATURE OF     NOTIONAL    GAINS AND
                             AFFILIATE   COST (c) (d)       INDEBTEDNESS HELD BY         AMOUNT      LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (a)       OWNED       ($000S)          CONTROLLED AFFILIATE         (000S)      (000S)       (000S)
------------------------     ----------  ------------  ------------------------------  ----------   ----------  ----------
FIT Capital Trading LLC          100%     $     848    U.S. Government treasury
                                                       securities; 2.83%; sold April
                                                       2005                            $ 999,974     $      -   $ 999,974

                                                       Repurchase agreement with
                                                       Bear, Stearns & Co. Inc.;
                                                       2.85%; repaid April 2005        $(999,448)           -    (999,448)

RESG Acquisition LLC            89.7%         1,801    Common Stock of RESG MIDL
                                                       Corp., owner of debt and
                                                       equity interests in a
                                                       portfolio of retail real
                                                       estate                                  1            -       8,281

FIT HUD Acquisition LLC          100%         4,121    One assisted living facility            -        1,349       2,775

FIT DVI LLC                      100%        11,282    Secured debt of DVI
                                                       Receivables Inc., a medical
                                                       receivables company; 3.60%;
                                                       due September 2010              $  13,641          394      12,494

Green Tree MH Investment
LLC                            53.57%        48,032    100% of direct and indirect
                                                       ownership in Green Tree
                                                       Investment Holdings II LLC,
                                                       representing servicing rights
                                                       & residual interests in a
                                                       portfolio of manufactured
                                                       housing loans                           -            -     127,926

                                            152,211    Note receivable; 12.00%; due
                                                       June 2013                       $ 152,211        4,838     156,660

Green Tree HE/HI Investment
LLC                            53.57%             -    100% of direct and indirect
                                                       ownership in Green Tree
                                                       Investment Holdings II LLC,
                                                       representing servicing rights
                                                       & residual interests in a
                                                       portfolio of home equity and
                                                       home improvement loans                  -      120,347      33,405

                                              2,038    Note receivable; 17.00%; due
                                                       June 2009                       $   2,038          115       2,124

Green Tree Residual
Investment LLC                 53.57%             -    100% of direct and indirect
                                                       ownership in Green Tree
                                                       Investment Holdings II LLC              -            -           -

                                              1,286    Note receivable; 17.00%; due
                                                       June 2009                       $   1,286           54       1,341

Green Tree Investment
Holdings III LLC               53.57%        16,338    100% of direct ownership
                                                       interest in insurance
                                                       brokerage business                      -            -      40,545

                                             60,964    Note receivable; 14.00%; due
                                                       June 2013                       $  60,964        2,105      63,004

Continued on Page 4

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
                                                                                          NUMBER OF      DIVIDENDS,
                                                                                            SHARES,      INTEREST &
                                % OF                                                      PRINCIPAL/      REALIZED
                             CONTROLLED                  NAME OF ISSUE OR NATURE OF        NOTIONAL      GAINS AND
                             AFFILIATE   COST (c) (d)       INDEBTEDNESS HELD BY            AMOUNT        LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (a)       OWNED       ($000S)          CONTROLLED AFFILIATE            (000S)        (000S)       (000S)
------------------------     ----------  ------------  ------------------------------   --------------   ----------  ----------
FIT ALT Investor LLC              100%       24,097    15% Class A preferred
                                                       membership interest in
                                                       FEBC-ALT Investors, LLC          $       24,792           -      25,037

Harbour Acquisition LP            100%          358    Interest in office properties
                                                       in Luxemburg and Belgium                      -           -      18,124

                                                       HSH Nord Bank financing;
                                                       EURIBOR + 1.50%; due December
                                                       2005                             (euro)  12,000           -     (15,557)

                                                       Foreign currency hedges (e)                  (e)     (1,558)          -

Fortress Cayman Partners          100%       23,722    50% indirect ownership
                                                       interest in Simon Storage
                                                       Group Ltd., a UK petroleum and
                                                       chemical storage company                      -           -      31,931

                                                       Restricted cash                  $          554           -         554

                                                       Foreign currency hedges (e)                  (e)       (576)          -

FIT NBA LLC                       100%       47,796    Non-perfoming, discounted
                                                       bonds of National Benevolent
                                                       Association, a not-for-profit
                                                       operator of continuing care
                                                       and retirement assistance and
                                                       assisted living facilities;
                                                       interest rates ranging from
                                                       5.10% to 7.625%; maturities
                                                       ranging from October 2004 to
                                                       March 2030                       $       44,710           -      32,008

                                                       Deposits payable                 $       (5,101)          -      (5,101)

                                                       Cash in escrow                   $       21,383           -      21,383

FIT CP LLC                        100%       73,882    Company units of Cornerstone
                                                       GP, LLC, a propane
                                                       distribution company                          -           -       1,812

                                                       Common units of New
                                                       Cornerstone Propane Partners
                                                       LP                                        1,431       2,112      32,897

                                                       Subordinated units of New
                                                       Cornerstone Propane Partners
                                                       LP                                        1,431       2,112      32,897

                                                       Note receivable; LIBOR +
                                                       4.50%; due December 2009         $          637         473      26,692

FIT Mapeley Holdings Ltd.         100%      199,125    Mapeley Limited, a British
                                                       real estate operating company,
                                                       common stock.                                 -           -     166,729

                                                       Loan to Mapeley UK Co.; LIBOR
                                                       + 2.0%; due March 2006           (pound)  2,012           -       3,805

                                                       Loan to Mapeley Holding
                                                       Company, Ltd., the holding
                                                       company of Mapeley Limited, a
                                                       British real estate operating
                                                       company                          (pound) 21,688           -      41,955

                                                       Foreign currency hedges (e)                  (e)          -           -

                                                       Restricted cash                  $        1,178           -       1,178

FIT Aero Investments Ltd.         100%       36,146    90% of Aerofort Investments
                                                       LLC, a lessor of aircraft                     -       1,091      23,221

                                                       100% of FIT Aero Iceland Ltd,
                                                       a lessor of aircraft                          -         735      12,925
                                         ----------                                                      ---------   ---------
    Total Investments (b)                $  704,047                                                      $ 133,591   $ 901,571
                                         ==========                                                      =========   =========

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $753.6 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $148.0 million (gross unrealized appreciation of $194.6 million and gross unrealized depreciation of $46.6 million).

(c)   Net of returns of capital.

(d)   Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

                                                Fair
        Notional                     Maturity  Value
         Amount            Currency    Date    (000s)
         ------            --------  --------  ------
Harbour Acquisition LP
       7,000,000           EUR       5/2/2005  $   -
                                               =====

Fortress Cayman Partners
       8,200,000           GBP       5/3/2005  $   -
       8,200,000           GBP       5/3/2005      -
                                               -----
                                               $   -
                                               =====

FIT Mapeley Holdings Ltd.
       11,715,000          GBP       5/3/2005  $   -
       95,000,000          GBP       5/3/2005      -
       20,000,000          GBP       5/3/2005      -
                                               -----
                                               $   -
                                               =====


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ITEM 2. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II

By: /s/ Jeffrey Rosenthal
    ---------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    ----------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: May 25, 2005

By: /s/ Jeffrey Rosenthal
    -----------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 25, 2005